Future Accounting Pronouncements	12 Months Ended
Dec. 31, 2023
Future Accounting Pronouncements [Abstract]
Future Accounting Pronouncements
2.

FUTURE ACCOUNTING PRONOUNCEMENTS
The Company considers the applicability and impact of all ASUs issued by the Financial Accounting
Standards Board (“FASB”). The following updates have been issued by the FASB, but as allowed, have not yet been adopted by Emera. Any ASUs not included below were assessed and determined to be either not applicable to the Company or to have an insignificant impact on the consolidated financial statements.
Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU 2023-09, Income Taxes

(Topic

740): Improvements to Income
Tax

Disclosures. The standard enhances the transparency, decision usefulness and effectiveness of income tax disclosures by requiring consistent categories and greater disaggregation of information in the reconciliation of income taxes computed using the enacted statutory income tax rate to the actual income tax provision and effective income tax rate, as well as the disaggregation of income taxes paid (refunded)
by jurisdiction. The standard also requires disclosure of income (loss) before provision for income taxes and income tax expense (recovery) in accordance with U.S. Securities and Exchange Commission
Regulation S-X 210.4-08(h), Rules of General Application – General Notes to Financial Statements:
Income Tax

Expense, and the removal of disclosures no longer considered cost beneficial or relevant.
The guidance will be effective for annual reporting periods beginning after December 15, 2024, and interim periods within annual reporting periods beginning after December 15, 2025. Early adoption is permitted. The standard will be applied on a prospective basis, with retrospective application permitted.
The Company is currently evaluating the impact of adoption of the standard on its consolidated financial statements.
Improvements to Reportable Segment Disclosures
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic

280), Improvements to
Reportable Segment Disclosures. The change in the standard improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The changes improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses.
The guidance will be effective for annual reporting periods beginning after December 15, 2023, and for interim periods beginning after December 15, 2024. Early adoption is permitted. The standard will be applied retrospectively. The Company is currently evaluating the impact of adoption of the standard on its consolidated financial statements.